Note 3. Schedule of Furniture, Equipment and Improvements (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Computers & equipment		$ 97,482	$ 83,708
Furniture		27,479	25,978
Leasehold improvements		25,358	21,783
Total fixed assets, gross		150,319	131,469
Less: Accumulated depreciation		(94,708)	(64,858)
Total fixed assets, net	$ 347,016	$ 55,611	$ 66,611